Financial instruments - Loan liabilities - Additional information (Details) - EUR (€) € in Thousands	1 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Secured loans received		€ 16,861
Accrued short-term interest		1,224	€ 1,169
Unutilized lines of credit		€ 0	€ 75,086
Senior secured revolving credit facility
Borrowings
Amount of borrowings terminated	€ 250,000